Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Transactions and Balances with Related Parties

Note 11 - Transactions and Balances with Related Parties

In addition to their salaries or fees, the Group also provides non-cash benefits to directors and executive officers, and contributes to a post-employment defined contribution plan on behalf of employees.

Certain executive officers are entitled to termination benefits of up to 6 monthly salaries or fees.

Executive officers also participate in the Group's share option programs. For further information, see Note 10 regarding share-based payments.

Expenses of key management personnel:

The Company recorded expenses to executive officers:

	For the year ended December 31
	2019	2018	2017
	USD thousands
Short - term employee benefits	1,776	2,165	2,305
Post-employment benefits	22	16	137
Share based payments	719	574	1,669

	2,517	2,755	4,111

The Company recorded expenses to directors:

	For the year ended December 31
	2019	2018	2017
	USD thousands
Short - term benefits	339	268	217
Share based payments	269	86	236

	608	354	453